UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number      811-09084
     The Weiss Fund
(Exact name of registrant as specified in charter)
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418
                    (Address of principal executive offices) (Zip code)
Jeffrey B. Wilson, Esq.
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418
                            (Name and address of agent for service)
registrant’s telephone number, including area code: 561-515-8558
Date of fiscal year end:     December 31
Date of reporting period:     June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

THE WEISS FUND

A LETTER FROM THE PRESIDENT	June 30, 2009
Dear Shareholder,
          Thank you for investing with us in the Weiss Treasury Only Money Market Fund during the semi-annual reporting period ended June 30, 2009. We appreciate your trust in us during these challenging times.
          The current two-year old financial crisis has proved to be large in nature and global in scope, impacting individual investors as well as hundred year old financial institutions. In the U.S., the recession that began in December 2007 stands as the longest in the postwar era. This recession began in the housing industry and spread to virtually all areas, leaving no segment unaffected. In its wake, consumer spending has fallen dramatically and unemployment has reached levels not seen since the early 1980’s. In summary, the global economy is in a weakened state and the road back to health will likely be long and rocky.
          In our last annual report, we discussed how the current crisis has resulted in massive policy stimulus by government authorities in their efforts to stimulate aggregate demand. The Federal Reserve has more than doubled the size of its balance sheet and has taken short-term interest rates to effectively zero levels. Fiscal restraint is now non-existent, with the debt burden of the Federal government likely reaching an unprecedented 100 percent of gross domestic product in the coming years if public sector borrowing continues at its current pace.
          The short-term result of this so called “great intervention” has led to stabilization in financial conditions, and resulted in much improved performance in the equity and fixed income markets in anticipation of a synchronized global recovery towards the end of 2009. While a recovery may take hold later this year, its sustainability is still uncertain. The global economy remains very much challenged, with trends in trade and investment highly depressed. Indeed, the impact thus far from historically low interest rates has been negligible at best, with credit growth virtually non-existent as the banking system remains impaired.
          Faced with this unstable backdrop, the Federal Reserve may well elect to keep short-term interest rates anchored near zero percent for longer than initially anticipated. U.S. Treasury bills have remained range-bound from slightly negative in late 2008, up to 0.30% in early February. Our investment policy during the first half of the year has focused on carefully and selectively laddering into positions when given the opportunity as interest rates nudge higher. While the Fed may remain on hold for a considerable period of time, financial markets always attempt to get ahead of the curve. Should economic conditions improve more than anticipated in the coming months, short-term interest rates may well spike higher, even if temporarily, giving us the opportunity to lengthen maturities.
          Given the potential for high volatility in short-term interest rates, we are keeping a very close eye on the Fund’s average maturity. While we have the ability to extend the average maturity out to 90 days, current interest rate dynamics prevent us from taking such action. Instead, we have elected to keep the Fund’s average maturity around 30 to 50 days as we wait for better investment opportunities.

          Short-term interest rates at near zero levels have predictably led to negligible returns on the Weiss Treasury Only Money Market Fund. This is the case for all money market funds investing in U.S. Treasury bills. This is not a permanent situation, as an eventual economic recovery will allow the Fed to remove the current unprecedented monetary stimulus over time, leading to rising short-term interest rates once again.
          What the current financial crisis has made clear is that all investments, including money market funds, are not free from risk. In the wake of last year’s Lehman Brothers bankruptcy, several high-profile money market funds even “broke the buck.” While liquidity concerns have abated, it remains critically important for investors to look closely at the money market funds they invest in. It is important to understand not only what you own, but how it is managed.
          At Weiss Capital Management, our principles with respect to the management of the Weiss Treasury Only Money Market Fund are clear: capital preservation, liquidity, and to earn a reasonable rate of return. During these challenging times, we have never wavered from these principles, sacrificing potentially higher yields for optimum safety and liquidity.
          As always, we thank you for your continued confidence in us, and for investing in the Weiss Treasury Only Money Market Fund.
Sincerely,

Sharon A. Daniels
President
The Weiss Fund
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE WEISS FUND
FUND EXPENSE EXAMPLES (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 to June 30, 2009.
ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/09	6/30/09	1/1/09-6/30/09
Actual	$1,000.00	$1,000.00	$1.64
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$1.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.33% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE WEISS FUND
PORTFOLIO HOLDINGS SUMMARY TABLE (Unaudited)
The U.S. Securities and Exchange Commission (SEC) requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments, is provided in compliance with such requirement.

% of Total
Security Type	Investments
U.S. Treasury Note	8.3%
U.S. Treasury Bills	35.7%
Repurchase Agreement	38.5%
Short-Term Investment	17.5%

100.0%

Portfolio holdings are subject to change at any time.

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Net Assets, June 30, 2009
(Unaudited)

Description and Percentage of Net Assets	Par (000)	Value

U.S. Treasury Note — 9.3%
6.000%, 08/15/2009 (Cost $15,104,945)	$15,000	$15,104,945

U.S. Treasury Bills — 40.0%
0.430%, 09/10/2009	10,000	9,991,519
0.180%, 09/17/2009	20,000	19,992,200
0.390%, 09/24/2009	10,000	9,990,792
0.345%, 10/01/2009	10,000	9,991,311
0.775%, 10/22/2009	15,000	14,964,217

Total U.S. Treasury Bills (Cost $64,930,039)		64,930,039

Repurchase Agreement — 43.1%
Fidelity Repurchase Agreement 0.010%, due 07/01/09 (dated 06/30/09; proceeds $70,000,019, collateralized by $69,532,000 U.S. Treasury Notes, 3.750% due 11/15/18, valued at $71,400,000) (Cost $70,000,000)	70,000	70,000,000

	Shares

Short-Term Investment — 19.5%
BlackRock Liquidity Funds T-Fund — Institutional Shares (Cost $31,751,055)	31,751,055	31,751,055

Total Investments — 111.9% (Cost $181,786,039)*		181,786,039

See accompanying notes to financial statements.

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Net Assets, June 30, 2009 (Continued)
(Unaudited)

Description and Percentage of Net Assets	Value
Liabilities in Excess of Other Assets — (11.9%)
Securities Purchased Payable	$(19,992,200)
Fund Shares Redeemed Payable	(188,425)
Dividend Payable	(2,147)
Accrued Administrative Expense	(17,382)
Accrued Custody Expense	(3,921)
Accrued Transfer Agent Expense	(2,988)
Other Liabilities	(29,510)
Due from Advisor	17,401
Other Assets	927,000

(19,292,172)

Net Assets — 100.0% (Equivalent to $1.00 per share based on 162,494,265 shares of capital stock outstanding)	$162,493,867

Net Asset Value, Offering and Redemption Price Per Share ($162,493,867 / 162,494,265 shares outstanding)	$1.00

*	Aggregate cost for federal income tax purposes is substantially the same.
The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 (“SFAS 157”). SFAS 157 clarifies the definition of fair value for financial instruments, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, SFAS 157 utilizes a fair value hierarchy which prioritizes inputs to valuation techniques used to measure fair value into three broad levels:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
See accompanying notes to financial statements.

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Net Assets, June 30, 2009 (Continued)
(Unaudited)
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three roll-forward disclosure for each major security type as described in paragraph 19 of SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management has determined that the implementation of FSP 157-4 has no impact on the Fund’s financial statement disclosure.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

			Level 2	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Funds	June 30, 2009	Quoted Price	Input	Input

Investments in Securities:
Short-Term Investments	$101,751,055	$31,751,055	$70,000,000	—
Debt securities issued by the U.S. Treasury and other U.S. Government corporations and agencies	80,034,984	—	80,034,984	—

Total	$181,786,039	$31,751,055	$150,034,984	—

See accompanying notes to financial statements.

Investment Income:
Interest	$278,367

Expenses:
Investment Advisory fees	413,344
Legal fees	86,827
Administration fees	84,741
Transfer agent fees	82,912
Trustees’ and Chief Compliance Officer fees	17,112
Registration and filing fees	15,856
Printing fees	12,664
Custodian fees	12,549
Audit fees	6,735
Insurance fees	4,206
Miscellaneous expenses	668

737,614
Less: expenses waived and reimbursed	(464,656)

Total expenses	272,958

Net investment income	5,409

Net increase in net assets resulting from operations	$ 5,409

See accompanying notes to financial statements.

THE WEISS FUND
Statements of Changes in Net Assets

	For the six-month period
	ended June 30, 2009	For the year ended
	(Unaudited)	December 31, 2008
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$ 5,409	$ 1,272,439

Net increase in net assets resulting from operations	5,409	1,272,439
Distributions:
From net investment income ($0.00 and $0.01 per share, respectively)	(5,409)	(1,272,439)
Capital share transactions:
Net increase (decrease) from capital share transactions	(24,595,090)	69,752,799

Total increase (decrease) in net assets	(24,595,090)	69,752,799

Net Assets
Beginning of period	187,088,957	117,336,158

End of period	$162,493,867	$ 187,088,957

See accompanying notes to financial statements.

THE WEISS FUND
Financial Highlights
For a share outstanding throughout each period

	For the six-month period		Weiss Treasury Only Money Market Fund
	ended June 30, 2009		For the year ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Net Asset Value, beginning of period:	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[1]	0.00	*	0.01	0.04	0.04	0.02	0.01

Less Distributions:
From net investment income	(0.00)	*	(0.01)	(0.04)	(0.04)	(0.02)	(0.01)

Net Asset Value, end of period:	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%		1.09%	4.19%	4.22%	2.41%	0.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$162,494		$187,089	$117,336	$126,559	$105,921	$113,340
Ratio of expenses to average net assets[2,3,4]	0.33	%**	0.69%	0.71%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[5]	0.01	%**	0.96%	4.12%	4.16%	2.37%	0.55%

[1]	The net investment income per share was calculated using the average shares outstanding method.

[2]	Expense ratios before waivers and reimbursement of expenses for the period ended June 30, 2009, and the years ended December 31, 2008, 2007, 2006, 2005 and 2004 would have been 0.89%, 0.95%, 0.99%, 0.99%, 0.96%, and 0.91%, respectively.

[3]	From January 1, 2007 until May 10, 2007, the Manager voluntarily agreed to limit the Fund’s expense ratio to 0.68% (exclusive of extraordinary and certain other expenses). Effective May 11, 2007, the Manager increased the expense limitation with respect to the Fund to an annual rate of 0.72% (exclusive of extraordinary and certain other expenses) of the average net assets of the Fund.

[4]	From January 1, 2008 until November 30, 2008, the Manager voluntarily agreed to limit the Fund’s expense ratio to 0.72% (exclusive of extraordinary and certain other expenses). Effective December 1, 2008, in addition to the expense limit of 0.72%, the Manager has undertaken to limit fund expenses to avoid creating negative total returns for shareholders. Such expense limitations may fluctuate daily and are voluntary and temporary, not contractual, and may be terminated by the Manager at any time without notice. The reduction in expenses pursuant to the undertaking, from January 1, 2009 through June 30, 2009, amounted to $322,257.

[5]	Net investment income ratios before waivers and reimbursement of expenses for the period ended June 30, 2009, and the years ended December 31, 2008, 2007, 2006, 2005, and 2004 would have been (0.55)%, 0.70%, 3.84%, 3.85%, 2.09%, and 0.32%, respectively.

*	Net investment income and distributions are less than $0.005 per share.

**	Annualized
See accompanying notes to financial statements.

1. Fund Organization
The Weiss Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995 as Weiss Treasury Fund. The Trust is a series fund that is authorized to issue shares of beneficial interest in the Weiss Treasury Only Money Market Fund (the “Fund”). The Fund commenced operations on June 28, 1996.
The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund’s investment objectives and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Portfolio Valuation: The Fund’s securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant accretion or amortization to maturity of any applicable discount or premium.
Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. The Fund’s expenses are also accrued daily. Net investment income for the Fund consists of all interest income accrued on the Fund’s assets, less accrued expenses.
Dividends and Distributions to Shareholders: Dividends from the Fund’s net investment income are declared daily and paid monthly. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. The tax character of all distributions paid during 2009 and 2008 was ordinary income.
Federal Income Taxes: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. Net investment income and short-term capital gains, if any, are taxed as ordinary income. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These differences, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains.
The Fund has adopted the provisions of FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a series’ results of operations and financial position.
Management has evaluated the impact of SFAS 161 on financial statement disclosure and has determined that as of June 30, 2009, no additional disclosure is required.
Repurchase Agreements: The Fund may agree to purchase money market instruments subject to the seller’s agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust’s Custodian, PFPC Trust Company, receives and holds collateral. If the value of the collateral falls below the required amount of collateral, the Trust will require the seller to deposit additional collateral.
3.	Investment Manager, Distributor, Administrator, and Other Related Party Transactions
Weiss Capital Management, Inc. (the “Manager”) serves as the Investment Manager to the Fund. Under an investment advisory agreement with the Trust, on behalf of the Fund, the Manager provides continuous advice and recommendations concerning the Fund’s investments. To compensate the Manager for its services, the Fund agreed to pay monthly a fee at the annual rate of 0.50% of average daily net assets from January 1, 2008 until November 30, 2008. Effective December 1, 2008 the Manager agreed to temporarily lower its fee to avoid creating negative total returns for shareholders. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Secretary, Treasurer, Chief Compliance Officer and Trustee to the Trust.

Delray Financial Corporation (“Delray”) has been retained by the Manager to provide sub-advisory services to the Fund. Under a sub-advisory agreement with the Manager, Delray renders continuous investment advice to the Manager as to the investment of the Fund’s assets. However, the Manager is responsible for implementing the execution of transactions recommended by Delray in the exercise of the Manager’s independent judgment regarding the appropriateness of Delray’s investment recommendations for the Fund in accordance with its investment objectives, policies and restrictions. The Manager pays Delray a fee out of the investment advisory fees it receives from the Fund.
Weiss Capital Securities, Inc. (the “Distributor”), a registered broker-dealer and wholly-owned subsidiary of the Manager, serves as the Trust’s Distributor.
PNC Global Investment Servicing (U.S.), Inc. (“PNC”), an indirect, wholly-owned subsidiary of PNC Bank, serves as the Trust’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. PNC also serves as the Trust’s Transfer Agent, dividend disbursing agent and registrar. PFPC Trust Company serves as the Custodian for the Fund’s portfolio securities and cash. An officer of PNC serves as Assistant Treasurer of the Trust.
From January 1, 2008 until November 30, 2008, the Manager voluntarily agreed to limit the Fund’s expense ratio to 0.72% (exclusive of extraordinary and certain other expenses). Effective December 1, 2008, in addition to the expense limit of 0.72%, the Manager has undertaken to limit fund expenses to avoid creating negative total returns for shareholders. Such expense limitations may fluctuate daily and are volun-
tary and temporary, not contractual, and may be terminated by the Manager at any time without notice. For the period ended June 30, 2009, the Manager waived all of its fees, which amounted to $413,344, and reimbursed the Fund an additional $51,312, for a total waiver of $464,656. These waivers are not recoupable.
The Chief Compliance Officer (“CCO”) of the Fund is an employee of the Manager. The Fund reimburses the Manager for a portion of her salary allocated to her duties as the CCO of the Fund. The level of reimbursement is reviewed and determined by the Trustees at least annually. For the period ended June 30, 2009, the Fund reimbursed the Manager $6,000 for CCO fees.
Dechert LLP serves as legal counsel to the Trust.
Each non-interested Trustee receives an annual fee of $1,500; $1,250 for each Board meeting attended; and $500 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation directly from the Trust.
4. Net Assets
At June 30, 2009, the Fund’s net assets consisted of:

Paid in Capital	$162,493,867

As of June 30, 2009, the components of distributable earnings on a tax basis were the same as above.

5. Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value. The Manager, in its capacity as Investment Adviser to its clients’ discretionary assets, may use the Fund as an investment vehicle for its clients’ cash assets. As such, there may be large fluctuations in the size of the Fund’s assets based on the Manager’s investment decisions. These fluctuations do not affect Fund performance.
Transactions in capital shares for the period ended June 30, 2009 and the year ended December 31, 2008, respectively, are summarized below.

	Period Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Value	Shares	Value

Shares Sold	165,612,079	$165,612,079	306,979,071	$306,979,071
Shares Reinvested	5,132	5,132	1,249,086	1,249,086
Shares Repurchased	(190,212,301)	(190,212,301)	(238,475,358)	(238,475,358)

Net Increase (Decrease)	(24,595,090)	$(24,595,090)	69,752,799	$69,752,799

6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through August 13, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE WEISS FUND
Supplemental Information — Fund Management (Unaudited)
Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 430-9617.

			Number of
			Portfolios	Other
			in Fund	Trusteeships/
	Term of Office		Complex	Directorships
Name, (Age), Address and	and Length of	Principal Occupation(s)	Overseen	Held by
Position(s) with Trust	Time Served[1]	During Past 5 Years	by Trustee	Trustee

DISINTERESTED TRUSTEES

Jeffrey Pheterson (57) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Trustee	Trustee since May 4, 2006	Attorney and Shareholder, Ward Damon (April 2009 — present); Attorney and Shareholder, Buckingham, Doolittle & Burroughs, LLP (June 2005 — April 2009); Attorney and Shareholder, Law Offices of Pheterson & Bleau (January 1986 — June 2005).	1	None

Robert Z. Lehrer (75) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Trustee	Trustee since November 30, 1995	President, Wyndmoor Sales Co. Inc. (1985 — present) (textiles).	1	None

Donald Wilk (71) 7111 Fairway Drive	Trustee since November 30, 1995	President, Donald Wilk Corporation (1990 — present) (computer sales and credit card processing).	1	None
Suite 102
Palm Beach Gardens, FL
33418
Trustee

OFFICER(S) AND INTERESTED TRUSTEE

Sharon A. Daniels (47) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 President	President since February 10, 2005 Trustee since June 22, 2006	President, The Weiss Fund, (February 2005 — present); President, Weiss Capital Securities, Inc., (June 2004 — Present); President, Weiss Capital Management, Inc. (June 2004 — Present); Vice President, Weiss Research Inc., (February 2001 — June 2004); Group Publisher, Weiss Research, Inc., (February 2000 — February 2003).	1	None

1 Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

Number of
			Portfolios	Other
			in Fund	Trusteeships/
	Term of Office		Complex	Directorships
Name, (Age), Address and	and Length of	Principal Occupation(s)	Overseen	Held by
Position(s) with Trust	Time Served[1]	During Past 5 Years	by Trustee	Trustee

OFFICER(S) WHO ARE NOT TRUSTEES

Jeffrey Rano (44) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Secretary and Treasurer	Secretary and Treasurer since February 10, 2005
Executive Vice President, Weiss Capital Management and Weiss Capital Securities (January 2009 — present); Controller, Weiss Group, LLC (December 2006 — present); Financial and Operations Principal, Weiss Capital Securities, Inc. (May 2004 — present); Financial Planning Manager, Weiss Capital Management, Inc. (May 2004 — December 2006); Vice President and Financial and Operations Principal, VeraVest Investments, Inc. (November 2002 — April 2004); Accountant, Allmerica Financial Corporation (November 1993 — April 2004).
			N/A	N/A

Faith Imbernon (40) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Chief Compliance Officer	Chief Compliance Officer since August 2, 2007
Chief Compliance Officer, Weiss Capital Management, Inc. (June 2007 — Present); Compliance Officer, Weiss Capital Management, Inc., Weiss Capital Securities, Inc. and the Weiss Fund (March 2006 — June 2007); Self-employed, Real Estate (December 2003 — March 2006); Assistant to Vice President Facilities, America’s Capital Partners (November 2002 — December 2005); Self-employed, Contractor (April 2002 — November 2002); Co- Manager/Principal, Vestin, Inc. (December 2001 — April 2002); Assistant Vice President, American Business Financial Services (January 1998 — December 2001).
			N/A	N/A

James Shaw (48) 103 Bellevue Parkway Wilmington, DE 19809 Assistant Treasurer	Assistant Treasurer since November 6, 2008	Vice President of PNC Global Investment Servicing (U.S.), Inc. (since 1995).	N/A	N/A

1      Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

THE WEISS FUND (Unaudited)
QUARTERLY PORTFOLIO SCHEDULES
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.
PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, 2009, is available without charge, upon request by calling 1-800-430-9617 and on the SEC’s website at http://www.sec.gov.

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Officers
Sharon A. Daniels, President
Jeffrey Rano, Secretary and Treasurer
James Shaw, Assistant Treasurer
Faith Imbernon, Chief Compliance Officer

Investment Manager
Weiss Capital Management, Inc. 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418	Weiss Treasury Only Money Market Fund

Sub-Adviser
Delray Financial Corp.
4521 PGA Blvd.
Suite 265
Palm Beach Gardens, FL 33418

Administrator and Transfer Agent
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Pkwy.
Wilmington, DE 19809

Distributor
Weiss Capital Securities, Inc. 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418	Semi-Annual Report to Shareholders June 30, 2009 (unaudited)

Counsel
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, MA 02116

This report and the financial statements contained
herein are submitted for the general information of
shareholders. This report is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus.
WES0809

Item 2.    Code of Ethics.
Not applicable.
Item 3.    Audit Committee Financial Expert.
Not applicable.
Item 4.    Principal Accountant Fees and Services.
Not applicable.
Item 5.    Audit Committee of Listed registrants.
Not applicable.
Item 6.    Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.    Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.    Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11.    Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.    Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Weiss Fund

By (Signature and Title)*	/s/ Sharon A. Parker-Daniels
Sharon A. Parker-Daniels, President
(principal executive officer)
Date      August 13, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Sharon A. Parker-Daniels
Sharon A. Parker-Daniels, President
(principal executive officer)
Date August 13, 2009

By (Signature and Title)*	/s/ Jeffrey S. Rano
Jeffrey S. Rano, Treasurer
(principal financial officer)
Date August 13, 2009

*	Print the name and title of each signing officer under his or her signature.